Notes to the consolidated statement of cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Adjustments for
Depreciation and amortization	€ 1,455	€ 1,591	€ 1,594
Share-based payment	68	92	113
Impairment charges	55	244	125
Restructuring charges	238	522	751
Profit on sale of property, plant and equipment and non-current financial investments	(60)	(121)	(82)
Share of results of associated companies and joint ventures	(12)	(11)	(18)
Financial income and expenses	232	402	308
Income tax expense/(benefit)	64	937	(429)
Loss/(gain) on the sale of businesses	24	(5)	(14)
Other income and expenses	29	25	39
Total	€ 2,093	€ 3,676	€ 2,387